Lease liabilities (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Lease Liabilities
Depreciation expense for right-of-use assets (Note 7)	$ 243	$ 228	$ 727	$ 614
Accretion of lease liabilities (Note 24)	83	98	265	256
Total amount	$ 326	$ 326	$ 992	$ 870